Document and Entity Information	Aug. 14, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001814329
Document Type	8-K/A
Document Period End Date	Aug. 14, 2023
Entity Registrant Name	Astra Space, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39426
Entity Tax Identification Number	85-1270303
Entity Address, Address Line One	1900 Skyhawk Street
Entity Address, City or Town	Alameda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94501
City Area Code	(866)
Local Phone Number	278-7217
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ASTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Astra Space, Inc. (the “Company”) is filing this Current Report on Form 8-K/A in order to correct an error in the Current Report on Form 8-K filed with the Securities and Exchange Commission on August 16, 2023 (the “Original 8-K”). The Original 8-K referenced that the Agreement and Plan of Merger (the “Merger Agreement”), among the Company, Apollo Fusion, Inc. (“Apollo”), Artemis First Merger Sub, Inc., Apollo Fusion, LLC and Fortis Advisors LLC, pursuant to which the Company acquired Apollo was dated June 5, 2023, which was an error. The Merger Agreement was dated June 5, 2021. The Company filed an amendment to the Original 8-K on October 2, 2023 (the “Amended 8-K”) to provide information about the settlement payment option elected by the Company as well as to disclose an amendment to the Settlement Agreement and General Release, dated August 14, 2023, between the Company and Fortis Advisors LLC described in the Original 8-K, but did not correct the error regarding the Merger Agreement date. The Company hereby amends and restates in its entirety the Amended 8-K to correct the error. This report does not otherwise amend, modify or update any of the disclosures contained in the Original 8-K.